Other disclosures - Supervisory board remuneration (Details) - Supervisory Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Remuneration
Remuneration	€ 670	€ 641
Supervisory Board share-based compensation	0	0
Members of Supervisory Board
Remuneration
Remuneration	65	65
Chair of Supervisory Board
Remuneration
Remuneration	125	125
Deputy Chair of Supervisory Board
Remuneration
Remuneration	105	105
Members of Supervisory Board committees
Remuneration
Remuneration	15	15
Chairperson of Supervisory Board committee
Remuneration
Remuneration	€ 30	€ 30